Cover	12 Months Ended
Jun. 30, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--06-30
Entity File Number	001-41986
Entity Registrant Name	AUSTRALIAN OILSEEDS HOLDINGS LIMITED
Entity Central Index Key	0001959994
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	126 – 142 Cowcumbla Street, Cootamundra
Entity Address, Address Line Two	Site 2: 52 Fuller Drive Cootamundra
Entity Address, City or Town	PO Box 263 Cootamundra
Entity Address, Country	AU
Entity Address, Postal Zip Code	2590
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	27,898,538
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	BDO Audit Pty Ltd.
Auditor Location	Brisbane, Australia
Auditor Firm ID	2256
Auditor Opinion [Text Block]	We have audited the accompanying consolidated statement of financial position of Australian Oilseeds Holdings Ltd and its subsidiaries (the Company) as of June 30, 2025, 2024 & 2023, the related consolidated statement of profit or loss and other comprehensive income (loss), consolidated statement of changes of equity, and consolidated statement of cash flows for each of the three years in period ended June 30, 2025 and the related notes (collectively referred to as the ‘consolidated financial statements’). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company and the results of its operations and its cash flows for each of the three years in the period ended June 30, 2025, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board (‘IFRS Accounting Standards’).
Ordinary Shares, par value $.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $.0001 per share
Trading Symbol	COOT
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	COOTW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	126 – 142 Cowcumbla Street, Cootamundra
Entity Address, Address Line Two	Site 2: 52 Fuller Drive Cootamundra
Entity Address, City or Town	PO Box 263 Cootamundra
Entity Address, Country	AU
Entity Address, Postal Zip Code	2590
City Area Code	+02
Local Phone Number	6942 4347
Contact Personnel Name	Gary Seaton